234

APPLESEED FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Common Stocks — 79.33%	Shares	Fair Value

Canada — 2.74%
Real Estate — 2.74%
Boardwalk Real Estate Investment Trust(a)	103,000	$ 3,396,362

Total Canada		3,396,362

France — 4.00%
Communications — 4.00%
Bollore SA	925,000	4,958,491

Total France		4,958,491

Germany — 2.97%
Consumer Discretionary — 2.97%
Continental AG	25,000	3,675,878

Total Germany		3,675,878

Ireland — 3.30%
Financials — 3.30%
AerCap Holdings NV(a)	80,000	4,096,800

Total Ireland		4,096,800

Israel — 2.42%
Industrials — 2.42%
Ituran Location and Control Ltd.	110,000	2,996,400

Total Israel		2,996,400

Japan — 2.04%
Technology — 2.04%
Sony Group Corp. - ADR	26,000	2,527,720

Total Japan		2,527,720

Russia — 3.96%
Financials — 3.96%
Moscow Exchange MICEX-RTS PJSC	750,000	1,750,664

APPLESEED FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2021 (Unaudited)

Russia — 3.96% — (continued)
Financials — 3.96% - continued
Sberbank of Russia PJSC - ADR	100,000	$ 1,669,000
Sberbank of Russia PJSC - ADR	90,000	1,494,450
		4,914,114
Total Russia		4,914,114

South Africa — 1.02%
Communications — 1.02%
Naspers Ltd., N Shares	6,000	1,259,135

Total South Africa		1,259,135

South Korea — 6.95%
Communications — 4.07%
SK Telecom Co. Ltd. - ADR	160,000	5,025,600

Technology — 2.88%
Samsung Electronics Co. Ltd.	50,000	3,570,228

Total South Korea		8,595,828

United States — 49.93%
Communications — 5.17%
Alphabet, Inc., Class A(a)	1,200	2,930,148
Facebook, Inc., Class A(a)	10,000	3,477,101
		6,407,249
Consumer Discretionary — 5.55%
Designer Brands, Inc., Class A(a)	200,000	3,310,000
Newell Brands, Inc.	130,000	3,571,100
		6,881,100
Consumer Staples — 7.21%
Herbalife Nutrition Ltd.(a)	80,000	4,218,400
Sprouts Farmers Market, Inc.(a)	190,000	4,721,500
		8,939,900
Energy — 0.78%
TPI Composites, Inc.(a)	20,000	968,400

Financials — 3.82%
Allstate Corp. (The)	20,000	2,608,800

APPLESEED FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2021 (Unaudited)

United States — 49.93% — (continued)	Shares	Fair Value
Financials — 3.82% - continued
Evercore, Inc., Class A	15,000	$ 2,111,550
		4,720,350
Health Care — 10.15%
89Bio, Inc.(a)	125,000	2,337,500
Anthem, Inc.	6,500	2,481,700
Heron Therapeutics, Inc.(a)	500,000	7,760,000
		12,579,200
Materials — 7.66%
CF Industries Holdings, Inc.	110,000	5,659,500
Mosaic Co. (The)	120,000	3,829,200
		9,488,700
Pharmaceuticals — 3.21%
Ardelyx, Inc.(a)	525,000	3,979,500

Real Estate — 2.11%
Simon Property Group, Inc.	20,000	2,609,600

Technology — 4.27%
Coherent, Inc.(a)	20,000	5,286,800

Total United States		61,860,799

TOTAL COMMON STOCKS
(Cost $70,973,943)		98,281,527

Closed End Funds — 6.79%

Canada — 6.79%
Sprott Physical Gold Trust (Canada)(a)	600,000	8,418,000

TOTAL CLOSED END FUNDS
(Cost $7,258,931)		8,418,000

APPLESEED FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2021 (Unaudited)

Exchange-Traded Funds — 3.15%	Shares	Fair Value

United States — 3.15%
Simplify Interest Rate Hedge ETF(a)	32,000	$ 1,325,194
VanEck Merk Gold Shares(a)	150,000	2,583,000
		3,908,194

TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,380,687)		3,908,194

Preferred Stocks — 0.15%

United States — 0.15%
Financials — 0.15%
Federal National Mortgage Association, Series I, 5.38%(a)	5,000	18,000
Federal National Mortgage Association, Series R, 7.63%(a)	10,000	19,800
Federal National Mortgage Association, Series T, 8.25%(a)	75,000	150,000
		187,800
Total Preferred Stocks
(Cost $192,382)		187,800

TOTAL PREFERRED STOCKS
(Cost $192,382)		187,800

Unit Investment Trust — 1.38%

United States — 1.38%
Grayscale Bitcoin Trust BTC(a)	35,000	1,043,350
Grayscale Ethereum Trust(a)	30,000	671,100
		1,714,450

TOTAL UNIT INVESTMENT TRUST
(Cost $1,404,960)		1,714,450

APPLESEED FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2021 (Unaudited)

Corporate Bonds — 3.77%	Principal Amount	Fair Value
Spirit Airlines, Inc., 4.75%, 5/15/2025	$ 1,800,000	$ 4,677,840

TOTAL CORPORATE BONDS
(Cost $1,789,275)		4,677,840

Convertible Bonds — 4.04%
Herbalife Nutrition Ltd., 2.63%, 3/15/2024	2,250,000	2,453,906
Lumentum Holdings, Inc., 0.25%, 3/15/2024	1,750,000	2,553,918

TOTAL CONVERTIBLE BONDS
(Cost $5,008,221)		5,007,824

Certificate of Deposit — 1.21%
Community Development Bank, 0.10%, 9/8/2021	250,000	250,000
Self Help Federal Credit Union, 0.30%, 7/3/2023	1,000,000	1,001,512
Spring Bank, 0.50%, 3/29/2022	250,000	250,000

TOTAL CERTIFICATE OF DEPOSIT
(Cost $1,500,000)		1,501,512

Money Market Funds - 1.08%	Shares
Federated Hermes Government Obligations Fund, Institutional Class, 0.01%(b)	1,338,485	1,338,485

TOTAL MONEY MARKET FUNDS
(Cost $1,338,485)		1,338,485

Total Investments — 100.90%
(Cost $93,846,884)		125,035,632

Liabilities in Excess of Other Assets — (0.90)%		(1,118,051)

Net Assets — 100.00%		$ 123,917,581

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

ADR	- American Depositary Receipt.